Asset transfers - Assets pledged as collateral (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Asset transfers
Assets pledged against liabilities	£ 33,769,000	£ 39,156,000
Financial assets pledged as collateral for pension derivatives	499,000	499,000
Loans to customers and debt instruments transferred to provide collateral for issue of debt	9,668,000	11,067,000
Debt securities and other borrowings issued for which collateral is provided by transferred assets	2,305,000	3,619,000
Trading assets
Asset transfers
Assets pledged against liabilities	10,288,000	10,976,000
Loans to banks - amortised cost
Asset transfers
Assets pledged against liabilities		63,000
Loans to customers - amortised cost
Asset transfers
Assets pledged against liabilities	19,030,000	21,611,000
Other financial assets
Asset transfers
Assets pledged against liabilities	£ 4,451,000	£ 6,506,000